Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 73,824	$ 33,213
Restricted cash	54,785	26,338
Investments in financial assets	12,816	16,731
Trade receivables	34,820	20,170
Short-term financing receivables, net	10,114	6,231
Other current assets	7,719	3,081
TOTAL CURRENT ASSETS	194,078	105,764
Intangible assets, net	3,480	4,157
Goodwill	8,993	8,993
Property and equipment, net	2,353	2,455
Investment in equity securities	2,250	2,250
Long-term financing receivables, net	1,275	2,311
Deferred tax asset	966	931
TOTAL ASSETS	213,395	126,861
CURRENT LIABILITIES
Accounts payable	948	1,161
Accrued liabilities	73,316	38,205
Customer deposits	54,785	26,338
Other payables	5,744	9,562
TOTAL CURRENT LIABILITIES	134,793	75,266
Deferred tax liability	10	10
TOTAL LIABILITIES	134,803	75,276
EQUITY ATTRIBUTABLE TO OWNERS
Common Shares, no par value, unlimited Common Shares authorized, 217,944 Shares issued and outstanding at June 30, 2026; and 210,478 Shares issued and outstanding at December 31, 2025
Additional paid-in capital	202,621	164,208
Accumulated deficit	(124,295)	(112,851)
Accumulated other comprehensive income	355	318
EQUITY ATTRIBUTABLE TO OWNERS	78,681	51,675
Non-controlling interests	(89)	(90)
TOTAL EQUITY	78,592	51,585
TOTAL LIABILITIES AND EQUITY	$ 213,395	$ 126,861